Other Information - Auditors' Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Ernst & Young
Auditors Remuneration [Line Items]
Audit services	€ 18,330	€ 23,370
Audit-related services	490	3,100
Tax services	200	0
All other services (consulting, advisory, etc.)	760	0
Total	19,780	26,470
Other Auditors
Auditors Remuneration [Line Items]
Audit services	2,800	940
Audit-related services	480	2,690
Tax services	5,750	8,560
All other services (consulting, advisory, etc.)	31,470	22,660
Total	€ 40,500	€ 34,850